DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 114	$ 234
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	114	214
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	$ 0	$ 20